ACCOUNTING IMPACTS ARISING FROM THE MERGER WITH APOLLO (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF MERGER CONSOLIDATED BALANCE SHEET

The table below presents the consolidated balance sheet of the Company in the effective date of the merger and the accounting impacts arising from the recognition of the net assets of Apollo at their historical carrying value, as required by ASC 805-50 for common-control transactions:

	Consolidated	Merged	Consolidated
	pre-merger	entity	post-merger

ASSETS
Current assets:
Cash and cash equivalents	16,648	2,857	19,505
Accounts Receivable	35,082	-	35,082
Taxes recoverable	-	26	26
Inventory	206,510	-	206,510
Other current assets	8,684	22,565	31,249
Total current assets	266,924	25,448	292,372

Property and equipment, net	336,120	1,273,827	1,609,947
Intangible assets, net	-	-	-
Total assets	603,044	1,299,275	1,902,319

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable and accrued expenses	49,468	24,215	73,683
Related party transactions	279,816	481,815	761,631
Other current liabilities	1,757	6,561	8,318
Total current liabilities	331,041	512,591	843,632

Non Current liabilities:
Other non-current liabilities	4,685	13,718	18,403
Total current liabilities	4,685	13,718	18,403

Total liabilities	335,726	526,309	862,035

Total stockholders’ equity	267,318	772,966	1,040,284
Total liabilities and stockholders’ equity	603,044	1,299,275	1,902,319

The table below presents the balance sheet of Atlas Critical Minerals including the acquired assets and assumed liabilities as if the acquisition had occurred in the beginning of the period, compared to the consolidated balance sheet as of December 31, 2024:

ATLAS CRITICAL MINERALS CORPORATION

CONSOLIDATED BALANCE SHEETS

	ATLAS CRITICAL MINERALS CORP December 31,	APOLLO RESOURCES CORP December 31,	INTRAGROUP	PRO- FORMA CONSOLIDATED December 31,	ATLAS CRITICAL MINERALS CORP December 31,
	2023	2023	TRANSACTIONS	2023	2024

ASSETS
Current assets:
Cash and cash equivalents	$92,813	$5,973	$-	$98,786	$396,216
Accounts Receivable	-	-	-	-	47,682
Taxes recoverable	-	-	-	-	26
Inventory	-	-	-	-	171,726
Related party transactions	-	674,461	674,461	-	-
Other current assets	3,621	30,147	-	33,768	47,772
Total current assets	96,434	710,581	674,461	132,554	663,422
Property and equipment, net	320,700	1,059,862	-	1,380,562	1,717,488
Total assets	417,134	1,770,443	674,461	1,513,116	2,380,910

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$59,009	$22,601	$-	$81,610	$346,346
Related party transactions	674,461	-	674,461	-	872,942
Other current liabilities	648	40,951	-	41,599	8,083
Total current liabilities	734,118	63,552	674,461	123,209	1,227,371

Non Current liabilities:
Other non-current liabilities	4,729	53,849	-	58,578	33,961
Total current liabilities	4,729	53,849	-	58,578	33,961

Total liabilities	738,847	117,401	674,461	181,787	1,261,332

Total stockholders’ equity	(321,713)	1,653,042	-	1,331,329	1,119,578
Total liabilities and stockholders’ equity	417,134	1,770,443	674,461	1,513,116	2,380,910